Annual Total Returns (Vanguard Prime Money Market Fund - Investor Shares Participant) (Vanguard Prime Money Market Fund, Vanguard Prime Money Market Fund - Investor Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Annual Total Return
2013	0.02%
2012	0.04%
2011	0.05%
2010	0.06%
2009	0.53%
2008	2.77%
2007	5.14%
2006	4.88%
2005	3.01%
2004	1.11%